 						File Number: 33-53746
                                                Filed Pursuant to Rule 497(e) of
                                                the Securities Act of 1933

                                                                December 9, 2019


                       PIONEER INTERNATIONAL EQUITY FUND


                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 1, 2019


FUND SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Madelynn M. Matlock, Senior Vice President of
                       Amundi Pioneer (lead portfolio manager of the
                       fund since 2012); Marco Pirondini, Senior
                       Managing Director and Head of Equities, U.S. of
                       Amundi Pioneer (portfolio manager of the fund
                       since 2010); and Brian Chen, Vice President of
                       Amundi Pioneer (portfolio manager of the fund
                       since December 2019)

MANAGEMENT
The following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of Madelynn
M. Matlock (lead portfolio manager of the fund since 2012), Marco Pirondini (portfolio manager of the fund since 2010) and Brian Chen (portfolio manager of the fund since December 2019). The portfolio managers may draw upon the research and investment management expertise of the firm's research teams, which provide fundamental and quantitative research on companies on a global basis, and include members from one or more of Amundi Pioneer's affiliates.

Ms. Matlock, Senior Vice President of Amundi Pioneer, joined Amundi Pioneer in 2012. Prior to joining Amundi Pioneer, she was Senior Vice President and Director of International Investments at Huntington National Bank. From 2002 to 2012, Ms. Matlock managed Huntington International Equity Fund.

Mr. Pirondini is Senior Managing Director and Head of Equities, U.S. From 2004 until 2010, he was Global Chief Investment Officer of Pioneer Investments, overseeing equity, fixed income, balanced, and quantitative portfolio management, and quantitative and fundamental research divisions. He joined a predecessor organization to Amundi Pioneer in 1991.

Mr. Chen, Vice President of Amundi Pioneer, joined Amundi Pioneer in 2019. Prior to joining Amundi Pioneer, he was a Partner, Portfolio Manager, and Analyst at Clough Capital Partners from 2010 until 2019, where he co-managed a long-short Asia-Pacific equity strategy.




























                                                                   31877-00-1219
                                (Copyright)2019 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                December 9, 2019


                       PIONEER INTERNATIONAL EQUITY FUND


            SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED APRIL 1, 2019


FUND SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Madelynn M. Matlock, Senior Vice President of
                       Amundi Pioneer (lead portfolio manager of the
                       fund since 2012); Marco Pirondini, Senior
                       Managing Director and Head of Equities, U.S. of
                       Amundi Pioneer (portfolio manager of the fund
                       since 2010); and Brian Chen, Vice President of
                       Amundi Pioneer (portfolio manager of the fund
                       since December 2019)

                                                                   31876-00-1219
                                (Copyright)2019 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC